SCHEDULE OF DISAGGREGATED REVENUES BY DISTRIBUTION CHANNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total	$ 50,645	[1]	$ 64,392
Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Total	22,616		36,875
Original Equipment Manufacture [Member]
Disaggregation of Revenue [Line Items]
Total	27,612		27,517
License Fee Revenue [Member]
Disaggregation of Revenue [Line Items]
Total	$ 417

[1]	Licensing Revenue which is not considered a segment as it is currently immaterial